Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,782)	£ (1,825)
Total market value	(1,761)	(1,788)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)	(58)
Total market value	(3)	(58)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(281)	(273)
Total market value	(281)	(273)
Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(17)	(22)
Total market value	(17)	(22)	£ (57)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(62)	(315)
Total market value	(62)	(312)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,419)	(1,157)
Total market value	(1,398)	(1,123)
FVTPL [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)	(11)
FVTPL [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(2)	(10)
FVTPL [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1)	(1)
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1)	(48)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1)	(48)
Financial liabilities derivatives in hedging relationship [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other Financial Liability [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,778)	(1,766)
Other Financial Liability [member] | Derivative financial instruments [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other Financial Liability [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(281)	(273)
Other Financial Liability [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(16)	(21)
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(62)	(315)
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,419)	£ (1,157)